Shareholder Report, Holdings (Details)	Jun. 30, 2025
Invesco Active Allocation Fund - Class A | Industries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Active Allocation Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Active Allocation Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Invesco Active Allocation Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Active Allocation Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Active Allocation Fund - Class C | Industries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Active Allocation Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Active Allocation Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Invesco Active Allocation Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Active Allocation Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Active Allocation Fund - Class R | Industries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Active Allocation Fund - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Active Allocation Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Invesco Active Allocation Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Active Allocation Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Active Allocation Fund - Class Y | Industries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Active Allocation Fund - Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Active Allocation Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Invesco Active Allocation Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Active Allocation Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Active Allocation Fund - Class R5 | Industries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Active Allocation Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Active Allocation Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Invesco Active Allocation Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Active Allocation Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Active Allocation Fund - Class R6 | Industries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Active Allocation Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Active Allocation Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Invesco Active Allocation Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Active Allocation Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Convertible Securities Fund - Class A | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco Convertible Securities Fund - Class A | Boeing Co. (The), Conv. Pfd., 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[1]
Invesco Convertible Securities Fund - Class A | Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Convertible Securities Fund - Class A | MicroStrategy, Inc., Conv., 0.63%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Convertible Securities Fund - Class A | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco Convertible Securities Fund - Class A | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Convertible Securities Fund - Class A | Carnival Corp., Conv., 5.75%, 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Convertible Securities Fund - Class A | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Convertible Securities Fund - Class A | Seagate HDD Cayman, Conv., 3.50%, 06/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund - Class A | Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Convertible Securities Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco Convertible Securities Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco Convertible Securities Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Convertible Securities Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco Convertible Securities Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco Convertible Securities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco Convertible Securities Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class A | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Convertible Securities Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class C | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco Convertible Securities Fund - Class C | Boeing Co. (The), Conv. Pfd., 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[1]
Invesco Convertible Securities Fund - Class C | Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Convertible Securities Fund - Class C | MicroStrategy, Inc., Conv., 0.63%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Convertible Securities Fund - Class C | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco Convertible Securities Fund - Class C | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Convertible Securities Fund - Class C | Carnival Corp., Conv., 5.75%, 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Convertible Securities Fund - Class C | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Convertible Securities Fund - Class C | Seagate HDD Cayman, Conv., 3.50%, 06/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund - Class C | Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Convertible Securities Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco Convertible Securities Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco Convertible Securities Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Convertible Securities Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco Convertible Securities Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco Convertible Securities Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco Convertible Securities Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class C | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Convertible Securities Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class Y | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco Convertible Securities Fund - Class Y | Boeing Co. (The), Conv. Pfd., 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[1]
Invesco Convertible Securities Fund - Class Y | Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Convertible Securities Fund - Class Y | MicroStrategy, Inc., Conv., 0.63%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Convertible Securities Fund - Class Y | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco Convertible Securities Fund - Class Y | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Convertible Securities Fund - Class Y | Carnival Corp., Conv., 5.75%, 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Convertible Securities Fund - Class Y | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Convertible Securities Fund - Class Y | Seagate HDD Cayman, Conv., 3.50%, 06/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund - Class Y | Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Convertible Securities Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco Convertible Securities Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco Convertible Securities Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Convertible Securities Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco Convertible Securities Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco Convertible Securities Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco Convertible Securities Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class Y | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Convertible Securities Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class R5 | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco Convertible Securities Fund - Class R5 | Boeing Co. (The), Conv. Pfd., 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[1]
Invesco Convertible Securities Fund - Class R5 | Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Convertible Securities Fund - Class R5 | MicroStrategy, Inc., Conv., 0.63%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Convertible Securities Fund - Class R5 | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco Convertible Securities Fund - Class R5 | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Convertible Securities Fund - Class R5 | Carnival Corp., Conv., 5.75%, 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Convertible Securities Fund - Class R5 | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Convertible Securities Fund - Class R5 | Seagate HDD Cayman, Conv., 3.50%, 06/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund - Class R5 | Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Convertible Securities Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco Convertible Securities Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund - Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco Convertible Securities Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Convertible Securities Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco Convertible Securities Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco Convertible Securities Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco Convertible Securities Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class R5 | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Convertible Securities Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class R6 | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco Convertible Securities Fund - Class R6 | Boeing Co. (The), Conv. Pfd., 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[1]
Invesco Convertible Securities Fund - Class R6 | Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Convertible Securities Fund - Class R6 | MicroStrategy, Inc., Conv., 0.63%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Convertible Securities Fund - Class R6 | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco Convertible Securities Fund - Class R6 | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Convertible Securities Fund - Class R6 | Carnival Corp., Conv., 5.75%, 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Convertible Securities Fund - Class R6 | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Convertible Securities Fund - Class R6 | Seagate HDD Cayman, Conv., 3.50%, 06/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund - Class R6 | Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Convertible Securities Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco Convertible Securities Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco Convertible Securities Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Convertible Securities Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco Convertible Securities Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco Convertible Securities Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco Convertible Securities Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class R6 | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Convertible Securities Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Income Allocation Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco Income Allocation Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Invesco Income Allocation Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Income Allocation Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Income Allocation Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco Income Allocation Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Invesco Income Allocation Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Income Allocation Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Income Allocation Fund - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco Income Allocation Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Invesco Income Allocation Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Income Allocation Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Income Allocation Fund - Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco Income Allocation Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Invesco Income Allocation Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Income Allocation Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Income Allocation Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco Income Allocation Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Invesco Income Allocation Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Income Allocation Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Income Allocation Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco Income Allocation Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Invesco Income Allocation Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Income Allocation Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco International Diversified Fund - Class A | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.23%
Invesco International Diversified Fund - Class A | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
Invesco International Diversified Fund - Class A | Invesco Oppenheimer International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
Invesco International Diversified Fund - Class A | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Invesco International Diversified Fund - Class A | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco International Diversified Fund - Class C | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.23%
Invesco International Diversified Fund - Class C | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
Invesco International Diversified Fund - Class C | Invesco Oppenheimer International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
Invesco International Diversified Fund - Class C | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Invesco International Diversified Fund - Class C | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco International Diversified Fund - Class R | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.23%
Invesco International Diversified Fund - Class R | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
Invesco International Diversified Fund - Class R | Invesco Oppenheimer International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
Invesco International Diversified Fund - Class R | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Invesco International Diversified Fund - Class R | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco International Diversified Fund Class Y | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.23%
Invesco International Diversified Fund Class Y | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
Invesco International Diversified Fund Class Y | Invesco Oppenheimer International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
Invesco International Diversified Fund Class Y | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Invesco International Diversified Fund Class Y | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco International Diversified Fund - Class R5 | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.23%
Invesco International Diversified Fund - Class R5 | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
Invesco International Diversified Fund - Class R5 | Invesco Oppenheimer International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
Invesco International Diversified Fund - Class R5 | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Invesco International Diversified Fund - Class R5 | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco International Diversified Fund - Class R6 | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	30.23%
Invesco International Diversified Fund - Class R6 | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
Invesco International Diversified Fund - Class R6 | Invesco Oppenheimer International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	24.88%
Invesco International Diversified Fund - Class R6 | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Invesco International Diversified Fund - Class R6 | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco Main Street Mid Cap Fund - Class A | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Mid Cap Fund - Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco Main Street Mid Cap Fund - Class A | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class A | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class A | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class A | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Main Street Mid Cap Fund - Class A | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Mid Cap Fund - Class A | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class A | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Main Street Mid Cap Fund - Class A | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco Main Street Mid Cap Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco Main Street Mid Cap Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Main Street Mid Cap Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Mid Cap Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Invesco Main Street Mid Cap Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco Main Street Mid Cap Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco Main Street Mid Cap Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Main Street Mid Cap Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco Main Street Mid Cap Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Mid Cap Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco Main Street Mid Cap Fund - Class C | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Mid Cap Fund - Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco Main Street Mid Cap Fund - Class C | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class C | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class C | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class C | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Main Street Mid Cap Fund - Class C | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Mid Cap Fund - Class C | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class C | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Main Street Mid Cap Fund - Class C | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco Main Street Mid Cap Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco Main Street Mid Cap Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Main Street Mid Cap Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Mid Cap Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Invesco Main Street Mid Cap Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco Main Street Mid Cap Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco Main Street Mid Cap Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Main Street Mid Cap Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco Main Street Mid Cap Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Mid Cap Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco Main Street Mid Cap Fund - Class R | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Mid Cap Fund - Class R | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco Main Street Mid Cap Fund - Class R | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class R | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class R | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class R | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Main Street Mid Cap Fund - Class R | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Mid Cap Fund - Class R | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class R | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Main Street Mid Cap Fund - Class R | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco Main Street Mid Cap Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco Main Street Mid Cap Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Main Street Mid Cap Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Mid Cap Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Invesco Main Street Mid Cap Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco Main Street Mid Cap Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco Main Street Mid Cap Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Main Street Mid Cap Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco Main Street Mid Cap Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Mid Cap Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco Main Street Mid Cap Fund - Class Y | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco Main Street Mid Cap Fund - Class Y | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Main Street Mid Cap Fund - Class Y | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco Main Street Mid Cap Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Main Street Mid Cap Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Mid Cap Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Invesco Main Street Mid Cap Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco Main Street Mid Cap Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco Main Street Mid Cap Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Main Street Mid Cap Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco Main Street Mid Cap Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Mid Cap Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco Main Street Mid Cap Fund - Class R5 | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco Main Street Mid Cap Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Main Street Mid Cap Fund - Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Mid Cap Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Invesco Main Street Mid Cap Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco Main Street Mid Cap Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco Main Street Mid Cap Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Main Street Mid Cap Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco Main Street Mid Cap Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Mid Cap Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco Main Street Mid Cap Fund - Class R6 | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco Main Street Mid Cap Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Main Street Mid Cap Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Mid Cap Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Invesco Main Street Mid Cap Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco Main Street Mid Cap Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco Main Street Mid Cap Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Main Street Mid Cap Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco Main Street Mid Cap Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Mid Cap Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Mid Cap Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco Main Street Small Cap Fund - Class A | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Small Cap Fund - Class A | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Main Street Small Cap Fund - Class A | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Main Street Small Cap Fund - Class A | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class A | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class A | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class A | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Main Street Small Cap Fund - Class A | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund - Class A | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund - Class A | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Small Cap Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco Main Street Small Cap Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Main Street Small Cap Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Main Street Small Cap Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco Main Street Small Cap Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco Main Street Small Cap Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Small Cap Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Main Street Small Cap Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Main Street Small Cap Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class C | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Small Cap Fund Class C | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Main Street Small Cap Fund Class C | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Main Street Small Cap Fund Class C | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund Class C | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund Class C | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund Class C | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Main Street Small Cap Fund Class C | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class C | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class C | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Small Cap Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco Main Street Small Cap Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Main Street Small Cap Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Main Street Small Cap Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco Main Street Small Cap Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco Main Street Small Cap Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Small Cap Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Main Street Small Cap Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Main Street Small Cap Fund Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class R | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Small Cap Fund Class R | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Main Street Small Cap Fund Class R | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Main Street Small Cap Fund Class R | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund Class R | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund Class R | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund Class R | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Main Street Small Cap Fund Class R | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class R | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class R | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Small Cap Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco Main Street Small Cap Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Main Street Small Cap Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Main Street Small Cap Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco Main Street Small Cap Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco Main Street Small Cap Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Small Cap Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Main Street Small Cap Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Main Street Small Cap Fund Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class Y | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Small Cap Fund Class Y | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Main Street Small Cap Fund Class Y | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Main Street Small Cap Fund Class Y | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund Class Y | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund Class Y | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund Class Y | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Main Street Small Cap Fund Class Y | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class Y | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class Y | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Small Cap Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco Main Street Small Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Main Street Small Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Main Street Small Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco Main Street Small Cap Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco Main Street Small Cap Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Small Cap Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Main Street Small Cap Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Main Street Small Cap Fund Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class R5 | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Small Cap Fund Class R5 | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Main Street Small Cap Fund Class R5 | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Main Street Small Cap Fund Class R5 | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund Class R5 | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund Class R5 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund Class R5 | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Main Street Small Cap Fund Class R5 | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class R5 | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class R5 | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Small Cap Fund Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco Main Street Small Cap Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Main Street Small Cap Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Main Street Small Cap Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco Main Street Small Cap Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco Main Street Small Cap Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Small Cap Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Main Street Small Cap Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Main Street Small Cap Fund Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class R6 | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Main Street Small Cap Fund Class R6 | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Main Street Small Cap Fund Class R6 | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Main Street Small Cap Fund Class R6 | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund Class R6 | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund Class R6 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund Class R6 | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Main Street Small Cap Fund Class R6 | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class R6 | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco Main Street Small Cap Fund Class R6 | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco Main Street Small Cap Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Main Street Small Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco Main Street Small Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Main Street Small Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Main Street Small Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Invesco Main Street Small Cap Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco Main Street Small Cap Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Main Street Small Cap Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Main Street Small Cap Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Main Street Small Cap Fund Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Quality Income Fund Class A | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
Invesco Quality Income Fund Class A | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
Invesco Quality Income Fund Class A | Government National Mortgage Association, TBA, 2.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
Invesco Quality Income Fund Class A | Government National Mortgage Association, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco Quality Income Fund Class A | Government National Mortgage Association, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco Quality Income Fund Class A | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Quality Income Fund Class A | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Quality Income Fund Class A | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Quality Income Fund Class A | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco Quality Income Fund Class A | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Quality Income Fund Class A | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Invesco Quality Income Fund Class A | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco Quality Income Fund Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Invesco Quality Income Fund Class A | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco Quality Income Fund Class A | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund Class A | Security Types, Each Less Than One Percent Of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Invesco Quality Income Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class C | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
Invesco Quality Income Fund Class C | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
Invesco Quality Income Fund Class C | Government National Mortgage Association, TBA, 2.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
Invesco Quality Income Fund Class C | Government National Mortgage Association, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco Quality Income Fund Class C | Government National Mortgage Association, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco Quality Income Fund Class C | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Quality Income Fund Class C | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Quality Income Fund Class C | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Quality Income Fund Class C | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco Quality Income Fund Class C | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Quality Income Fund Class C | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Invesco Quality Income Fund Class C | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco Quality Income Fund Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Invesco Quality Income Fund Class C | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco Quality Income Fund Class C | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund Class C | Security Types, Each Less Than One Percent Of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Invesco Quality Income Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class R | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
Invesco Quality Income Fund Class R | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
Invesco Quality Income Fund Class R | Government National Mortgage Association, TBA, 2.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
Invesco Quality Income Fund Class R | Government National Mortgage Association, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco Quality Income Fund Class R | Government National Mortgage Association, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco Quality Income Fund Class R | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Quality Income Fund Class R | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Quality Income Fund Class R | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Quality Income Fund Class R | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco Quality Income Fund Class R | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Quality Income Fund Class R | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Invesco Quality Income Fund Class R | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco Quality Income Fund Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Invesco Quality Income Fund Class R | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco Quality Income Fund Class R | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund Class R | Security Types, Each Less Than One Percent Of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Invesco Quality Income Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class Y | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
Invesco Quality Income Fund Class Y | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
Invesco Quality Income Fund Class Y | Government National Mortgage Association, TBA, 2.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
Invesco Quality Income Fund Class Y | Government National Mortgage Association, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco Quality Income Fund Class Y | Government National Mortgage Association, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco Quality Income Fund Class Y | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Quality Income Fund Class Y | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Quality Income Fund Class Y | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Quality Income Fund Class Y | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco Quality Income Fund Class Y | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Quality Income Fund Class Y | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Invesco Quality Income Fund Class Y | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco Quality Income Fund Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Invesco Quality Income Fund Class Y | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco Quality Income Fund Class Y | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund Class Y | Security Types, Each Less Than One Percent Of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Invesco Quality Income Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class R5 | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
Invesco Quality Income Fund Class R5 | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
Invesco Quality Income Fund Class R5 | Government National Mortgage Association, TBA, 2.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
Invesco Quality Income Fund Class R5 | Government National Mortgage Association, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco Quality Income Fund Class R5 | Government National Mortgage Association, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco Quality Income Fund Class R5 | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Quality Income Fund Class R5 | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Quality Income Fund Class R5 | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Quality Income Fund Class R5 | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco Quality Income Fund Class R5 | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Quality Income Fund Class R5 | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Invesco Quality Income Fund Class R5 | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco Quality Income Fund Class R5 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Invesco Quality Income Fund Class R5 | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco Quality Income Fund Class R5 | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund Class R5 | Security Types, Each Less Than One Percent Of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Invesco Quality Income Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class R6 | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[1]
Invesco Quality Income Fund Class R6 | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
Invesco Quality Income Fund Class R6 | Government National Mortgage Association, TBA, 2.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
Invesco Quality Income Fund Class R6 | Government National Mortgage Association, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco Quality Income Fund Class R6 | Government National Mortgage Association, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco Quality Income Fund Class R6 | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Quality Income Fund Class R6 | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Quality Income Fund Class R6 | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Quality Income Fund Class R6 | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco Quality Income Fund Class R6 | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Quality Income Fund Class R6 | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%
Invesco Quality Income Fund Class R6 | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco Quality Income Fund Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Invesco Quality Income Fund Class R6 | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco Quality Income Fund Class R6 | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund Class R6 | Security Types, Each Less Than One Percent Of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Invesco Quality Income Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Select Risk: Conservative Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Invesco Select Risk: Conservative Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Select Risk: Conservative Investor Fund Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Select Risk: Conservative Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco Select Risk: Conservative Investor Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Invesco Select Risk: Conservative Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Select Risk: Conservative Investor Fund Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Select Risk: Conservative Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco Select Risk: Conservative Investor Fund Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Invesco Select Risk: Conservative Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Select Risk: Conservative Investor Fund Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Select Risk: Conservative Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco Select Risk: Conservative Investor Fund Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Invesco Select Risk: Conservative Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Select Risk: Conservative Investor Fund Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Select Risk: Conservative Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco Select Risk: Conservative Investor Fund Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Invesco Select Risk: Conservative Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Select Risk: Conservative Investor Fund Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Select Risk: Conservative Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco Select Risk: Conservative Investor Fund Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Invesco Select Risk: Conservative Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Select Risk: Conservative Investor Fund Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Select Risk: Conservative Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco Select Risk: Conservative Investor Fund Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Growth Investor Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class S | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class S | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Select Risk: Growth Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Invesco Select Risk: Growth Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Invesco Select Risk: Growth Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Select Risk: Growth Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: High Growth Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Select Risk: High Growth Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco Select Risk: High Growth Investor Fund Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Invesco Select Risk: High Growth Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: High Growth Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Select Risk: High Growth Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco Select Risk: High Growth Investor Fund Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Invesco Select Risk: High Growth Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: High Growth Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Select Risk: High Growth Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco Select Risk: High Growth Investor Fund Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Invesco Select Risk: High Growth Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: High Growth Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Select Risk: High Growth Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco Select Risk: High Growth Investor Fund Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Invesco Select Risk: High Growth Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: High Growth Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Select Risk: High Growth Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco Select Risk: High Growth Investor Fund Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Invesco Select Risk: High Growth Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: High Growth Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Select Risk: High Growth Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Invesco Select Risk: High Growth Investor Fund Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Invesco Select Risk: High Growth Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: Moderate Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderate Investor Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderate Investor Fund - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderate Investor Fund - Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund - Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund - Class S | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund - Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund - Class S | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderate Investor Fund - Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderate Investor Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Invesco Select Risk: Moderate Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Small Cap Growth Fund - Class A | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Small Cap Growth Fund - Class A | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Growth Fund - Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Small Cap Growth Fund - Class A | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Small Cap Growth Fund - Class A | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Small Cap Growth Fund - Class A | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class A | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class A | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund - Class A | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class A | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Class A | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Small Cap Growth Fund - Class C | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Invesco Small Cap Growth Fund - Class C | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Invesco Small Cap Growth Fund - Class C | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Invesco Small Cap Growth Fund - Class C | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Invesco Small Cap Growth Fund - Class C | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Invesco Small Cap Growth Fund - Class C | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Invesco Small Cap Growth Fund - Class C | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Invesco Small Cap Growth Fund - Class C | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Invesco Small Cap Growth Fund - Class C | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Invesco Small Cap Growth Fund - Class C | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Invesco Small Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Class C | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Small Cap Growth Fund - Class R | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Small Cap Growth Fund - Class R | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Growth Fund - Class R | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Small Cap Growth Fund - Class R | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Small Cap Growth Fund - Class R | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Small Cap Growth Fund - Class R | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class R | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class R | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund - Class R | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class R | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Class R | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Small Cap Growth Fund - Class Y | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Small Cap Growth Fund - Class Y | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Growth Fund - Class Y | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Small Cap Growth Fund - Class Y | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Small Cap Growth Fund - Class Y | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Small Cap Growth Fund - Class Y | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class Y | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class Y | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund - Class Y | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class Y | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Class Y | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Small Cap Growth Fund - Investor Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Small Cap Growth Fund - Investor Class | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Growth Fund - Investor Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Small Cap Growth Fund - Investor Class | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Small Cap Growth Fund - Investor Class | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Small Cap Growth Fund - Investor Class | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Investor Class | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Investor Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund - Investor Class | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Investor Class | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Investor Class | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Investor Class | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Small Cap Growth Fund - Class R5 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Small Cap Growth Fund - Class R5 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Growth Fund - Class R5 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Small Cap Growth Fund - Class R5 | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Small Cap Growth Fund - Class R5 | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Small Cap Growth Fund - Class R5 | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class R5 | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class R5 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund - Class R5 | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class R5 | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Class R5 | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Small Cap Growth Fund - Class R6 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Small Cap Growth Fund - Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Growth Fund - Class R6 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Small Cap Growth Fund - Class R6 | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Small Cap Growth Fund - Class R6 | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco Small Cap Growth Fund - Class R6 | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class R6 | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Small Cap Growth Fund - Class R6 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund - Class R6 | Shake Shack, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class R6 | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Invesco Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Invesco Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Small Cap Growth Fund - Class R6 | Other Sectors, each less than 2 Percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Small Cap Growth Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Excluding money market fund holdings, if any.